UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:

This amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       CRCM L.P.
Address:    One Maritime Plaza, Suite 1107
            San Francisco, CA  94111

13 File Number: 28-13682

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Chun R. Ding
Title:      Manager of CRCM LLC
            General Partner of CRCM L.P.
Phone:      (415) 578-5700
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
Signature, Place and Date of Signing          /s/ Chun R. Ding               San Francisco, CA     02/10/2012
                                              --------------------------     -----------------     ----------------
                                              By:  Chun R. Ding, Manager     [City, State]         [Date]
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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holding of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     6 Data Records

Form 13F Information Table Value Total:     $55,961 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-12617                 ChinaRock Capital Management Limited

                                                                 CRCM LP
                                                        13F SECURITIES HOLDINGS
                                                         4th Quarter - FY 2011
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            Column 1                     Column 2    Column 3  Column 4        Column 5       Column 6   Column 7      Column 8

                                         Title of               Value     SHS or   SH/ Put/  Investment   Other     Voting Authority
        Name of Issuer                    Class        CUSIP   (x$1000)   PRN Amt  PRN Call  Discretion  Manager  Sole  Shared  None

CHANGYOU.COM LTD                       Equity ADR    15911M107   16,135    700,000  SH     SHARE-DEFINED    1           700,000

CHINA REAL ESTATE INFORMATION
   CORPORATION                         Equity ADR    16948Q103    1,348    332,851  SH     SHARE-DEFINED    1          332,851

CHINDEX INTERNATIONAL INC              Common Stock  169467107      775     90,963  SH     SHARE-DEFINED    1           90,963

LINKTONE LTD                           Equity ADR    535925101      806    689,237  SH     SHARE-DEFINED    1          689,237

SHANDA INTERACTIVE ENTERTAINMENT LTD.  Equity ADR    81941Q203   13,757    343,850  SH     SHARE-DEFINED    1          343,850

THE9 LTD                               Equity ADR    88337K104   23,140  3,250,000  SH     SHARE-DEFINED    1        3,250,000
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